Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of the Stock Based Compensation Expense based on Roles and Responsibilities of the Employees
The following table summarizes the components of total stock-based compensation expense based on roles and responsibilities of the employees within the Condensed Consolidated Statements of Operations:

	Six Months Ended June 30,
	2021	2020
Cost of revenue	$44	$17
Research and development	1,253	443
Sales and marketing	728	145
General and administrative	2,476	315

	$4,501	$920

The following table summarizes the components of total stock-based compensation expense based on roles and responsibilities of the employees within the Consolidated Statements of Operations:

	Year Ended December 31,
	2020	2019
Cost of revenue	$39	$35
Research and development	1,000	827
Sales and marketing	327	246
General and administrative	794	782

	$2,160	$1,890

Schedule of Fair Value of all Stock Based Compensation was Estimated using the Assumptions at the Date of the Grant
The fair value of all stock-based compensation was estimated using the following assumptions at the date of the grant:

	Year Ended December 31,
	2020	2019
Risk-free interest rate	0.4% - 1.5%	1.5% - 2.6%
Expected volatility factor	44.9% - 68.4%	41.0% - 43.9%
Expected option life	5.1 - 6.8 years	5.5 - 6.8 years
Expected forfeitures	14.19%	15.14%
Expected dividend yield	—	—

Share-based Payment Arrangement, Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock Option Activity
The following table summarizes stock option activity for employees under the Plan:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)
Options outstanding at January 1, 2021	10,537,623	$3.27	7.9
Granted	2,296,277	8.31
Exercised	(257,830)	2.28
Forfeited, canceled, or expired	(201,739)	4.71

Options outstanding at June 30, 2021	12,374,331	4.21	7.8

Vested and expected to vest at June 30, 2021	11,027,381	4.11	7.7
Exercisable at June 30, 2021	5,477,466	3.17	6.4

The following table summarizes stock option activity for employees under the Plan:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)
Options outstanding at December 31, 2018	7,093,394	$2.67	7.9
Granted	1,679,342	3.50
Exercised	(20,224)	1.80
Forfeited, canceled, or expired	(685,698)	2.56

Options outstanding at December 31, 2019	8,066,814	2.86	7.8
Granted	3,683,015	3.94
Exercised	(36,055)	2.08
Forfeited, canceled, or expired	(1,176,151)	2.55

Options outstanding at December 31, 2020	10,537,623	3.27	7.9

Vested and expected to vest at December 31, 2020	9,040,826	3.21	7.7
Exercisable at December 31, 2020	4,510,574	2.70	6.3

Share-based Payment Arrangement, Nonemployee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock Option Activity
The following table summarizes stock option activity for
non-employees
under the Plan:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)
Options outstanding at January 1, 2021	225,067	$1.31	4.5
Granted	—
Exercised	(76,667)	1.15
Forfeited, canceled, or expired	(103,400)	0.76

Options outstanding at June 30, 2021	45,000	2.83	6.4

Vested and expected to vest at June 30, 2021	52,897	2.67	5.5
Exercisable at June 30, 2021	50,083	2.62	5.3

The following table summarizes stock option activity for
non-employees
under the Plan:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)
Options outstanding at December 31, 2018	235,067	$1.39	6.6
Granted	—
Exercised	(3,125)	3.38
Forfeited, canceled, or expired	(16,875)	3.38

Options outstanding at December 31, 2019	215,067	1.20	5.3
Granted	10,000	3.57

Options outstanding at December 31, 2020	225,067	1.31	4.5

Vested and expected to vest at December 31, 2020	224,673	1.30	4.5
Exercisable at December 31, 2020	219,650	1.25	4.4